Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Commitments and Contingencies

Rent expense for the three months ended June 30, 2018 and 2017, was $36,138 and $33,120, respectively and for the six months ended June 30, 2018 and 2017, was $72,020 and $66,227, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount

Remainder of 2018	$70,431
2019	143,318
2020	147,617
2021	152,046
Total	$513,412

Contingency

The Company entered into an Agreement for Purchase and Sale, Limited Exclusive Distribution and Royalties, and Servicing and Repairs with Premier Shockwave Wound Care, Inc., a Georgia Corporation and Premier Shockwave, Inc., a Georgia Corporation that contains provisions whereby in the event of a change of control of the Company (as defined in the agreement), the stockholders of Premier Shockwave Wound Care, Inc. have the right and option to cause the Company to purchase all of the stock of Premier Shockwave Wound Care, Inc., and whereby the Company has the right and option to purchase all issued and outstanding shares of Premier Shockwave Wound Care, Inc., in each case based upon certain defined purchase price provisions and other terms.

Litigation

The Company is engaged in various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts and intellectual property matters resulting from our business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined.

There are no material proceedings known to us to be contemplated by any governmental authority.

There are no material proceedings known to us, pending or contemplated, in which any of our directors, officers or affiliates or any of our principal security holders, or any associate of any of the foregoing, is a party or has an interest adverse to us.

Operating Leases

The Company leases office and storage space. Rent expense for the years ended December 31, 2017 and 2016, was $159,583 and $178,073, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount

2018	$138,861
2019	143,318
2020	147,617
2021	152,046
Total	$581,842

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.